Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2016
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2016, was more than 25% of the Company’s consolidated net assets as of December 31, 2016.

a) Condensed balance sheets

	As of December 31
	2015	2016	2016
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	321,418,159	364,864,405	52,551,405
Due from subsidiaries and VIEs	543,918,770	504,906,811	72,721,707
Deferred tax assets	755,246	—	—
Other current assets	31,146,365	32,821,866	4,727,332
Total current assets	897,238,540	902,593,082	130,000,444
Investment in subsidiaries and VIEs	2,091,409,293	3,000,710,841	432,192,257
Non-current deferred tax assets	2,979,502	2,794,810	402,536
Other non-current assets	647,780	694,300	100,000
TOTAL ASSETS	2,992,275,115	3,906,793,033	562,695,237
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Other current liabilities	15,300,517	10,443,302	1,504,148
Total current liabilities	15,300,517	10,443,302	1,504,148
Convertible notes	518,224,000	555,440,000	80,000,000
Other non-current liabilities	9,864,869	8,773,490	1,263,645
Total liabilities	543,389,386	574,656,792	82,767,793
Shareholders’ equity
Class A ordinary shares (US$0.0005 par value): 91,394,900 shares authorized, 20,802,611 shares issued and 19,556,538 shares outstanding as of December 31, 2015 and 21,003,533 shares issued and 19,716,328 shares outstanding as of December 31, 2016	69,086	69,758	10,047
Class B ordinary shares (US$0.0005 par value): 8,605,100 shares authorized, 8,515,000 shares issued and outstanding as of December 31, 2015 and 2016	29,047	29,047	4,184
Treasury stock (1,246,073 ordinary shares as of December 31, 2015 and 1,287,205 ordinary shares as of December 31, 2016)	(117,836,564)	(130,438,720)	(18,787,083)
Additional paid-in capital	990,515,956	1,226,215,683	176,611,794
Retained earnings	1,597,865,303	2,241,693,736	322,871,055
Accumulated other comprehensive income	(21,757,099)	(5,433,263)	(782,553)
Total shareholders’ equity	2,448,885,729	3,332,136,241	479,927,444
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	2,992,275,115	3,906,793,033	562,695,237

b) Condensed statement of operations

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Compensation and benefits	10,125,102	10,979,206	9,828,485	1,415,596
Selling expenses	167,690	373,752	89,785	12,932
General and administrative expenses	9,671,790	10,549,109	4,368,239	629,157
Total operating cost and expenses	19,964,582	21,902,067	14,286,509	2,057,685
Loss from operations	19,964,582	21,902,067	14,286,509	2,057,685
Other income (expenses):
Interest income	5,547,639	8,336,138	10,412,533	1,499,717
Interest expense	—	(16,050,359)	(19,288,813)	(2,778,167)
Investment income	—	25,506,549	—	—
Other income (expenses)	(451,217)	112,762	(968,676)	(139,518)
Total other income	5,096,422	17,905,090	(9,844,956)	(1,417,968)
Income before taxes and income from equity in subsidiaries and VIEs	(14,868,160)	(3,996,977)	(24,131,465)	(3,475,653)
Income tax (benefit)/expenses	(1,268,040)	3,524,413	3,298,731	475,115
Income from equity in affiliates	—	—	1,393,685	200,732
Equity in profit of subsidiaries and VIEs	462,689,051	536,296,648	663,267,482	95,530,387
Net income attributable to Noah shareholders	446,552,851	535,824,084	643,828,433	92,730,581

c) Condensed statement of comprehensive income

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net income	446,552,851	535,824,084	643,828,433	92,730,581
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	6,427,932	4,882,284	19,324,565	2,783,317
Fair value fluctuation of available-for-sale investment (Note 4)	2,620,351	718,414	(1,291,318)	(185,988)
Fair value fluctuation of available-for-sale investment of affiliates	—	—	(1,709,411)	(246,206)
Other comprehensive income	9,048,283	5,600,698	16,323,836	2,351,123
Comprehensive income attributable to Noah Holdings Ltd. shareholders	455,601,134	541,424,782	660,152,269	95,081,704

d) Condensed statements of cash flows

	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income attributable to Noah shareholders	446,552,851	535,824,084	643,828,433	92,730,581
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	10,125,102	10,979,206	9,828,485	1,415,596
Gain from equity in subsidiaries and VIE	(462,689,051)	(536,296,648)	(663,267,482)	(95,530,387)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	13,853,941	(319,184,087)	39,011,959	5,618,892
Other current assets	(21,489,980)	(5,774,175)	(1,722,021)	(248,023)
Deferred tax assets	(339,900)	(575,664)	939,938	135,379
Uncertain tax position liabilities	1,016,786	(4,804,123)	—	—
Other current liabilities	3,066,233	7,942,352	(4,857,215)	(699,584)
Other non-current liabilities	82,534	1,821,548	(1,091,379)	(157,191)
Net cash provided by (used in) operating activities	(9,821,484)	(310,067,507)	22,670,718	3,265,263
Cash flows from investing activities:
Investment in subsidiaries and VIEs	(79,958,941)	(7,851,539)	—	—
Increase in investment in affiliates	—	(22,672,300)	(27,702,118)	(3,989,935)
Net cash used in investing activities	(79,958,941)	(30,523,839)	(27,702,118)	(3,989,935)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	4,062,622	4,351,330	4,539,237	653,786
Share repurchase	—	(44,586,036)	(12,602,156)	(1,815,088)
Proceeds from convertible notes	—	518,224,000	—	—
Net cash provided by financing activities	4,062,622	477,989,294	(8,062,919)	(1,161,302)
Effect of exchange rate changes	6,427,932	4,882,284	56,540,565	8,143,533
Net (decrease) increase in cash and cash equivalents	(79,289,871)	142,280,232	43,446,246	6,257,559
Cash and cash equivalents—beginning of year	258,427,798	179,137,927	321,418,159	46,293,846
Cash and cash equivalents—end of year	179,137,927	321,418,159	364,864,405	52,551,405

e) Notes to condensed financial statements

1.	The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2015 and 2016, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.